Stock-Based Compensation - Weighted-Average Grant Date Fair Value and Assumptions Used as Inputs for PRSUs (Details) - PRSU	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options (in USD per share)	$ 6.72
Expected term, in years	2 years 2 months 1 day
Expected volatility	49.00%
Risk-free interest rate	0.15%
Expected dividend yield	0.00%